Average Annual Total Returns			12 Months Ended	39 Months Ended
		Apr. 13, 2026	Dec. 31, 2025	Dec. 31, 2025
Truth Social God Bless America ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.27%	28.82%
Performance Inception Date		Oct. 10, 2022
Truth Social God Bless America ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.14%	28.22%
Truth Social God Bless America ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.54%	22.98%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	23.71%

[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.